Subsequent Event (Details Textual) - Subsequent Event [Member] - USD ($) $ / shares in Units, $ in Thousands	Mar. 28, 2018	Mar. 22, 2018
Subsequent Event (Textual)
Public offering price per share		$ 4
Total gross proceeds		$ 6,200
Additional ordinary shares	232,500	1,550,000
Gross proceed from additional ordinary shares	$ 930,000
Description of financial information on a pro forma

The following transactions are reflected in the Company’s selected financial information on a pro forma and as adjusted basis:

●	Completion of the initial public offering of 1,550,000 shares of its ordinary shares for gross proceeds of $6,200,000, and less costs of $975,788, for net proceeds of $5,224,212;
●	Offering of 232,500 ordinary shares pursuant to the underwriters’ over-allotment option for gross proceeds of $930,000 and less costs of $88,350, for net proceeds of $841,650.
●	Deposit of $600,000 to fund an escrow account established for purposes of indemnifying the underwriters of the initial public offering for a period of 30 months;
●	To net against prepaid IPO costs of $2,404,580 with the Company’s gross proceeds, of which, $2,000,000 are non-cash transactions in relation to the issuance of ordinary shares to service providers for IPO services.